Consolidated Statements Of Operations And Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Research and development
Share based compensation expenses	$ 0	$ 238	$ 393
Selling and marketing
Share based compensation expenses	0	133	220
General and administrative
Share based compensation expenses	$ 0	$ 382	$ 633